Cash and Deposits with Banks - Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash and cash equivalents [abstract]
Cash and deposits with banks	¥ 54,696,069	¥ 47,330,155	¥ 43,144,654
Less: term deposits with original maturities over three months	(627,837)	(606,795)	(597,960)
Less: cash segregated as deposits and others	(667,099)	(478,541)	(419,728)
Add: cash and cash equivalents included in assets held for sale	15,323
Cash and cash equivalents	¥ 53,416,456	¥ 46,244,819	¥ 42,126,966	¥ 39,108,757